Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax [Abstract]
Current income tax expense	$ 10.7	$ 5.3
Deferred income tax expense	54.6	63.7
Income tax expense recognized in net earnings	$ 65.3	$ 69.0